Company Financial Information Condensed Income Statement Parent Corporation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 15,608	[1]	$ 14,968	[2],[3]	$ 14,534	[2],[4]
Interest (including, $62, $50, $30, to subsidiaries, respectively)	354		343		534
Provision (benefit) for income taxes	912	[5]	1,592	[5],[6]	842	[5],[6]
Net income	2,567	[5]	2,104	[5]	2,437	[5]
Preferred stock dividends	(73)		(64)		(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,494	[5]	2,040	[5]	2,419	[5]
Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Common Stock Dividends Declared	809		1,000		679
Parent Company
Condensed Income Statements, Captions [Line Items]
Gain on securities held for sale	1		32		11
Other revenue	24		26		47
Total revenue	1,009		1,439		1,148
Interest (including, $62, $50, $30, to subsidiaries, respectively)	257		245		340
Other expense	71		94		103
Total expense	328		339		443
Income before income taxes and equity in undistributed net income of subsidiaries	681		1,100		705
Provision (benefit) for income taxes	(155)		(93)		(83)
Equity in undistributed net income	1,731		911	[7]	1,649	[7]
Net income	2,567		2,104	[5]	2,437	[5]
Preferred stock dividends	(73)		(64)		(18)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	2,494		2,040	[5]	2,419	[5]
Interest expense, related party	62		50		30
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Investment Income, Dividend	775		1,010		645
Investment Income, Interest	67		60		120
Equity in undistributed net income	910		184		936
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Investment Income, Dividend	44		210		199
Investment Income, Interest	98		101		126
Equity in undistributed net income	$ 821		$ 727	[5]	$ 713	[5]

[1]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $163 million, net of noncontrolling interests of $84 million, for a net impact of $79 million. Income before taxes is net of noncontrolling interests of $84 million.
[2]	Consolidated results and Other segment results have been restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes is net of noncontrolling interests of $80 million.
[4]	Both total fee and other revenue and total revenue include income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes is net of noncontrolling interests of $76 million.
[5]	Results for years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[6]	Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[7]	Cash flows for both years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.